Derivative financial liability (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative financial liability
Fair value	¥ 165,880	¥ 2,682
Currency swaps
Derivative financial liability
Nominal amount	1,957,470	2,044,027
Fair value	¥ 165,880	¥ 2,682